Note 17 - Scheduled Maturities of Financial Liabilities - Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Total financial liabilities including interest	$ 131,405	$ 32,813
Financial lease liabilities and other loans [member]
Statement Line Items [Line Items]
Non-current financial liabilities, including interest		2,352
Current financial liabilities, including interest		2,591
Lease liabilities [member]
Statement Line Items [Line Items]
Non-current financial liabilities	8,928
Current financial liabilities	4,930
Other liabilities [member]
Statement Line Items [Line Items]
Non-current financial liabilities	137	212
Current financial liabilities	15,142	9,701
Interest bearing loans [member]
Statement Line Items [Line Items]
Non-current financial liabilities, including interest	1,840
Current financial liabilities, including interest	43,303
Trade and other payables [member]
Statement Line Items [Line Items]
Current financial liabilities	57,125	17,957
Not later than one year [member]
Statement Line Items [Line Items]
Total financial liabilities including interest	120,500	30,249
Not later than one year [member] | Financial lease liabilities and other loans [member]
Statement Line Items [Line Items]
Non-current financial liabilities, including interest
Current financial liabilities, including interest		2,591
Not later than one year [member] | Lease liabilities [member]
Statement Line Items [Line Items]
Non-current financial liabilities
Current financial liabilities	4,930
Not later than one year [member] | Other liabilities [member]
Statement Line Items [Line Items]
Non-current financial liabilities
Current financial liabilities	15,142	9,701
Not later than one year [member] | Interest bearing loans [member]
Statement Line Items [Line Items]
Non-current financial liabilities, including interest
Current financial liabilities, including interest	43,303
Not later than one year [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Current financial liabilities	57,125	17,957
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Total financial liabilities including interest	9,521	2,194
Later than one year and not later than three years [member] | Financial lease liabilities and other loans [member]
Statement Line Items [Line Items]
Non-current financial liabilities, including interest		2,194
Current financial liabilities, including interest
Later than one year and not later than three years [member] | Lease liabilities [member]
Statement Line Items [Line Items]
Non-current financial liabilities	7,681
Current financial liabilities
Later than one year and not later than three years [member] | Other liabilities [member]
Statement Line Items [Line Items]
Non-current financial liabilities
Current financial liabilities
Later than one year and not later than three years [member] | Interest bearing loans [member]
Statement Line Items [Line Items]
Non-current financial liabilities, including interest	1,840
Current financial liabilities, including interest
Later than one year and not later than three years [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Current financial liabilities
Later than three years [member]
Statement Line Items [Line Items]
Total financial liabilities including interest	1,384	370
Later than three years [member] | Financial lease liabilities and other loans [member]
Statement Line Items [Line Items]
Non-current financial liabilities, including interest		158
Current financial liabilities, including interest
Later than three years [member] | Lease liabilities [member]
Statement Line Items [Line Items]
Non-current financial liabilities	1,247
Current financial liabilities
Later than three years [member] | Other liabilities [member]
Statement Line Items [Line Items]
Non-current financial liabilities	137	212
Current financial liabilities
Later than three years [member] | Interest bearing loans [member]
Statement Line Items [Line Items]
Non-current financial liabilities, including interest
Current financial liabilities, including interest
Later than three years [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Current financial liabilities